Redeemable Convertible Preferred Shares and Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Redeemable Convertible Preferred Stock [Member]
Financial Liabilities Fair Value Disclosure [Line Items]
Summary of Redeemable Convertible Preferred Shares
	June 15	December 31
	2021	2020

Value of warrant per share	$9.238	$6.555
Number of redeemable convertible preferred shares issuable upon exercise of warrants	1,179,456	1,179,456
Fair value of warrant liability (in USD thousand)	$10,896	$7,731

Warrants for ordinary shares [Member]
Financial Liabilities Fair Value Disclosure [Line Items]
Schedule of assumptions of warrants for ordinary shares
	December 31	August 13
	2021	2021
Volatility	41.0%	33.5%
Risk-free interest rate	1.2%	0.8%
Expected dividends	0.0%	0.0%
Expected life (in years)	4.6	5.0

Summary of Fair value of the Warrants
	December 31	August 13
	2021	2021

Value of warrant per share	$0.37	$1.99
Number of ordinary shares issuable upon exercise of warrants	5,200,000	5,200,000
Fair value of warrant liability (in USD thousand)	$1,924	$10,348